UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05987

Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2009

Date of reporting period:	March 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments • March 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE

	New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (81.9%)
	Austin Trust,
$2,750	New York City Municipal Water Finance Authority Fiscal 2009 Ser CC Custody Receipts Ser 2008-1192	0.44	04/07/09	$2,750,000
2,200	New York City Municipal Water Finance Authority Second General Fiscal 2007 Ser DD Custody Receipts Ser 2008-1206	0.44	04/07/09	2,200,000
5,480	New York State Environmental Facilities Corp Ser 2002 B Custody Receipts Ser 2008-3051X	0.44	04/07/09	5,480,000
7,670	Erie County Industrial Development Agency, School Facilities Ser 2003 PUTTERs Ser 2936Z (FSA Insd)	0.84	04/07/09	7,670,000
9,800	Long Island Power Authority, Electric System Ser 2 Subser 2B	0.27	04/01/09	9,800,000
	Metropolitan Transportation Authority,
15,000	Dedicated Tax Ser 2008 B-1	0.30	04/07/09	15,000,000
3,260	Ser 2002 A PUTTERs Ser 2911Z (FSA Insd)	1.34	04/07/09	3,260,000
9,850	Ser 2002 A Eagle #20070074 Class A (BHAC Insd)	0.83	04/07/09	9,850,000
2,370	Nassau County, Ser 2007 B	0.35	04/07/09	2,370,000
	New York City,
1,100	Fiscal 1994 Ser A Subser A-4	0.27	04/01/09	1,100,000
7,400	Fiscal 1994 Ser A Subser A-5	0.23	04/01/09	7,400,000
1,500	Fiscal 2003 Subser C-4	0.35	04/07/09	1,500,000
1,225	Fiscal 2004 Ser A Subser A-5	0.40	04/07/09	1,225,000
1,100	Fiscal 2004 Ser A Subser A-5	0.45	04/07/09	1,100,000
400	Fiscal 2004 Ser H Subser H-4	0.23	04/01/09	400,000
2,600	Fiscal 2008 Ser D Subser D-3	0.25	04/07/09	2,600,000
2,500	Fiscal 2008 Subser J-4	0.30	04/01/09	2,500,000
17,050	Fiscal 2008 Subser L-4	0.15	04/01/09	17,050,000
14,500	Fiscal 2008 Subser L-6	0.30	04/01/09	14,500,000
	New York City Housing Development Corporation,
6,000	245 East 124th Street Ser 2008 A	0.25	04/07/09	6,000,000
9,000	Hewitt House Apartments Ser 2008 A	0.40	04/07/09	9,000,000
6,500	Multi Family Crest Ser 2005 A	0.50	04/07/09	6,500,000
	New York City Industrial Development Agency,
2,300	123 Washington LLC Ser 2007	0.52	04/07/09	2,300,000
5,305	Brooklyn United Methodist Church Home Civic Facility Ser 2000	0.39	04/07/09	5,305,000
1,800	FC Hanson Office Associates LLC Ser 2004	0.45	04/07/09	1,800,000
6,000	United Jewish Appeal Federation Ser 2004 B	0.38	04/07/09	6,000,000
	New York City Municipal Water Finance Authority,
1,000	Fiscal 2003 Ser F Sub-Ser F-2	0.32	04/01/09	1,000,000
7,000	Second General Fiscal 2007 Ser CC-1	0.30	04/01/09	7,000,000
1,000	Second General Fiscal 2008 Ser BB-5	0.30	04/01/09	1,000,000
4,300	Water & Sewer System Fiscal 2008 Ser B-4	0.36	04/07/09	4,300,000
	New York City Transitional Finance Authority,
100	Future Tax Fiscal 2001 Ser B	0.45	04/01/09	100,000
400	Future Tax Fiscal 2003 Ser C Subser C2	0.45	04/01/09	400,000
1,150	Recovery Fiscal 2003 Ser 1 Subser 1 B	0.30	04/07/09	1,150,000
12,355	Recovery Fiscal 2003 Ser 3 Subser 3 E & F	0.45	04/01/09	12,355,000
	New York State Dormitory Authority,
2,470	Catholic Health System Ser 2008	0.41	04/07/09	2,470,000
3,100	City University System Cons 5th Ser 2008 C	0.50	04/07/09	3,100,000
6,600	City University System Cons 5th Ser 2008 D	0.35	04/07/09	6,600,000
1,350	Cornell University Ser 2008 B	0.45	04/01/09	1,350,000
7,400	Kaleida Health Ser 2006 PUTTERs Ser 2846 (FHA Insd)	0.59	04/07/09	7,400,000
6,775	Mental Health Services Facilities Ser 2003D-2F	0.40	04/07/09	6,775,000
9,200	New York City Court Facilities Ser 2005 B	0.50	04/07/09	9,200,000
8,420	Pratt Institute Ser 2009 B	0.57	04/07/09	8,420,000
2,500	Wagner College Ser 2009	0.35	04/07/09	2,500,000
	New York State Environmental Facilities Corporation,
3,495	Clean Water & Drinking Ser 2008 B PUTTERs Ser 2900	0.45	04/07/09	3,495,000
	New York State Housing Finance Agency,
4,400	Normandie Court I Ser 1991	0.39	04/07/09	4,400,000
9,750	Shore Hill Housing 2008 Ser A	0.35	04/07/09	9,750,000
	New York State Local Government Assistance Corporation,
300	Ser 1994 B	0.67	04/07/09	300,000
5,400	Ser 1995 D	0.30	04/07/09	5,400,000
5,150	Ser 1995 E	0.35	04/07/09	5,150,000
5,930	Ser 1995 F	0.67	04/07/09	5,930,000
	New York State Urban Development Corporation, Personal Income Tax
3,920	Ser B PUTTERs Ser 2887	0.45	04/07/09	3,920,000
	Triborough Bridge & Tunnel Authority,
3,830	Ser 2001 A Municipal Securities Trust Receipts Ser 2008 SGC-54 Class A	0.52	04/07/09	3,830,000
10,000	Sub Ser 2001 C	0.50	04/07/09	10,000,000

	Total New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $271,955,000)			271,955,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	New York Tax-Exempt Short-Term Municipal Notes and Bonds (16.4%)
1,750	Allegany Fire District, Ser 2008 BANs, dtd 09/18/08	3.75	09/17/09	2.60	1,759,076
5,000	Genesee Valley Board of Cooperative Educational Services, Ser 2008 RANs, dtd 06/30/08	2.75	06/30/09	2.30	5,005,412
2,000	Greater Southern Tier Board of Cooperative Educational Services, Supervisory District Ser 2008 RANs, dtd 09/22/08	2.75	06/30/09	2.14	2,002,966
12,000	Hartford Central School District, Ser 2008 BANs, dtd 06/20/08	2.75	06/19/09	2.10	12,016,512
12,760	Hempstead Union Free School District, Ser 2008-2009 TANs, dtd 07/10/08	3.88	06/24/09	2.40	12,802,290
4,500	Oneonta City School District, Ser 2008 RANs, dtd 06/24/08	2.75	06/24/09	2.15	4,506,079
2,650	Patchogue-Medford Union Free School District, Ser 2008 TANs, dtd 07/09/08	4.00	06/24/09	2.40	2,659,527
2,845	Poughkeepsie City, Ser 2008 C BANs, dtd 09/11/08	2.75	04/24/09	1.90	2,846,512
5,694	Perry Central School District, Ser 2008 BANs, dtd 06/23/08	3.00	06/23/09	2.05	5,706,382
4,980	Westhill Central School District, Ser 2008 A BANs, dtd 07/31/08	2.75	07/31/09	2.05	4,991,309

	Total New York Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $54,296,065)				54,296,065

	Total Investments (Cost $326,251,065) (c)			98.3%	326,251,065

	Other Assets in Excess of Liabilities			1.7	5,590,422

	Net Assets			100.0%	$331,841,487

BANs	Bond Anticipation Notes.
RANs	Revenue Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
TANs	Tax Anticipation Notes.
(a)	Rate shown is the rate in effect at March 31, 2009.
(b)	Date on which the principal amount can be recovered through demand.
(c)	Cost is the same for federal income tax purposes.

Bond Insurance:
BHAC	Berkshire Hathaway Assurance Corporation.
FHA	Federal Housing Authority.
FSA	Financial Security Assurance Inc.

MS NY Municipal Money Market Trust

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$326,251,065	—	$326,251,065	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.  Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2009